Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Liquidity Funds
Entity Central Index Key	0000097098
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000003948
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Institutional Shares
Trading Symbol	TFFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[1]
AssetsNet	$ 5,700,497,562
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.53%
   7-Day Yield...
3.53%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

C000003942
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Administration Shares
Trading Symbol	BFTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$13	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[2]
AssetsNet	$ 5,700,497,562
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.43%
   7-Day Yield...
3.43%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

C000003943
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Cash Management Shares
Trading Symbol	BFMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[3]
AssetsNet	$ 5,700,497,562
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.02%
   7-Day Yield...
3.02%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

C000003949
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Dollar Shares
Trading Symbol	TSDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[4]
AssetsNet	$ 5,700,497,562
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.28%
   7-Day Yield...
3.28%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

C000231604
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Mischler Financial Group Shares
Trading Symbol	EDUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$8	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[5]
AssetsNet	$ 5,700,497,562
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.52%
   7-Day Yield...
3.52%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

C000237278
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Stern Brothers Shares
Trading Symbol	SIGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$8	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[6]
AssetsNet	$ 5,700,497,562
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.53%
   7-Day Yield...
3.53%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

C000238343
Shareholder Report [Line Items]
Fund Name	BlackRock Select Treasury Based Liquidity Fund
Class Name	Tigress Shares
Trading Symbol	EVEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$8	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[7]
AssetsNet	$ 5,700,497,562
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.53%
   7-Day Yield...
3.53%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

C000003928
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Institutional Shares
Trading Symbol	TFDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[8]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000003923
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Administration Shares
Trading Symbol	BLFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[9]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.44%
   7-Day Yield...
3.44%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000003927
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Capital Shares
Trading Symbol	BFCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[10]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.49%
   7-Day Yield...
3.49%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000003924
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Cash Management Shares
Trading Symbol	BFFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[11]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.05%
   7-Day Yield...
3.05%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000003931
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Cash Reserve Shares
Trading Symbol	BFRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[12]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.14%
   7-Day Yield...
3.14%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000003930
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Dollar Shares
Trading Symbol	TDDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[13]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.29%
   7-Day Yield...
3.29%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000252320
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Great Pacific Shares
Trading Symbol	GPAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[14]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000223514
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Mischler Financial Group Shares
Trading Symbol	HUAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[15]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000252319
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Penserra Shares
Trading Symbol	PSFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penserra Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[16]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000003926
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Premier Shares
Trading Symbol	BUPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[17]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000003929
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Private Client Shares
Trading Symbol	BRPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Private Client Shares	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[18]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.03%
   7-Day Yield...
3.03%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000003932
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Select Shares
Trading Symbol	BFBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[19]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
2.71%
   7-Day Yield...
2.71%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000237277
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Stern Brothers Shares
Trading Symbol	SBIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[20]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000238342
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Tigress Shares
Trading Symbol	TIGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[21]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000237291
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	WestCap Shares
Trading Symbol	WSTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WestCap Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[22]
AssetsNet	$ 191,671,446,613
Holdings Count | Holding	250
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

C000003921
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Institutional Shares
Trading Symbol	TMCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[23]
AssetsNet	$ 24,558,863,826
Holdings Count | Holding	275
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$24,558,863,826
Number of Portfolio Holdings...
275
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.68%
   7-Day Yield...
3.68%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
34.4%
Commercial Paper...
30.1
Certificates of Deposit...
19.5
Time Deposits...
10.5
U.S. Treasury Obligations...
2.7
U.S. Government Sponsored Agency Obligations...
0.9
Municipal Bonds...
0.4
Corporate Bonds...
0.2
Other Assets Less Liabilities...
1.3

C000003920
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Capital Shares
Trading Symbol	TPCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[24]
AssetsNet	$ 24,558,863,826
Holdings Count | Holding	275
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$24,558,863,826
Number of Portfolio Holdings...
275
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.63%
   7-Day Yield...
3.63%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
34.4%
Commercial Paper...
30.1
Certificates of Deposit...
19.5
Time Deposits...
10.5
U.S. Treasury Obligations...
2.7
U.S. Government Sponsored Agency Obligations...
0.9
Municipal Bonds...
0.4
Corporate Bonds...
0.2
Other Assets Less Liabilities...
1.3

C000003922
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Dollar Shares
Trading Symbol	TCDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[25]
AssetsNet	$ 24,558,863,826
Holdings Count | Holding	275
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$24,558,863,826
Number of Portfolio Holdings...
275
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.45%
   7-Day Yield...
3.44%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
34.4%
Commercial Paper...
30.1
Certificates of Deposit...
19.5
Time Deposits...
10.5
U.S. Treasury Obligations...
2.7
U.S. Government Sponsored Agency Obligations...
0.9
Municipal Bonds...
0.4
Corporate Bonds...
0.2
Other Assets Less Liabilities...
1.3

C000240805
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Great Pacific Shares
Trading Symbol	GPCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[26]
AssetsNet	$ 24,558,863,826
Holdings Count | Holding	275
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$24,558,863,826
Number of Portfolio Holdings...
275
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.68%
   7-Day Yield...
3.68%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
34.4%
Commercial Paper...
30.1
Certificates of Deposit...
19.5
Time Deposits...
10.5
U.S. Treasury Obligations...
2.7
U.S. Government Sponsored Agency Obligations...
0.9
Municipal Bonds...
0.4
Corporate Bonds...
0.2
Other Assets Less Liabilities...
1.3

C000003919
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Premier Shares
Trading Symbol	TCPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[27]
AssetsNet	$ 24,558,863,826
Holdings Count | Holding	275
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$24,558,863,826
Number of Portfolio Holdings...
275
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.68%
   7-Day Yield...
3.68%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
34.4%
Commercial Paper...
30.1
Certificates of Deposit...
19.5
Time Deposits...
10.5
U.S. Treasury Obligations...
2.7
U.S. Government Sponsored Agency Obligations...
0.9
Municipal Bonds...
0.4
Corporate Bonds...
0.2
Other Assets Less Liabilities...
1.3

C000003938
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Institutional Shares
Trading Symbol	TSTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[28]
AssetsNet	$ 123,626,153,470
Holdings Count | Holding	113
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

C000003940
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Administration Shares
Trading Symbol	BTAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[29]
AssetsNet	$ 123,626,153,470
Holdings Count | Holding	113
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.44%
   7-Day Yield...
3.44%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

C000003936
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Capital Shares
Trading Symbol	BCHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[30]
AssetsNet	$ 123,626,153,470
Holdings Count | Holding	113
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.49%
   7-Day Yield...
3.49%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

C000003941
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Cash Management Shares
Trading Symbol	BPTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[31]
AssetsNet	$ 123,626,153,470
Holdings Count | Holding	113
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.04%
   7-Day Yield...
3.04%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

C000003937
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Cash Reserve Shares
Trading Symbol	BTRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[32]
AssetsNet	$ 123,626,153,470
Holdings Count | Holding	113
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.14%
   7-Day Yield...
3.14%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

C000003939
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Dollar Shares
Trading Symbol	TFEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[33]
AssetsNet	$ 123,626,153,470
Holdings Count | Holding	113
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.29%
   7-Day Yield...
3.29%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

C000003935
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Premier Shares
Trading Symbol	BEMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[34]
AssetsNet	$ 123,626,153,470
Holdings Count | Holding	113
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

C000060557
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Select Shares
Trading Symbol	BSLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[35]
AssetsNet	$ 123,626,153,470
Holdings Count | Holding	113
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
2.71%
   7-Day Yield...
2.71%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

C000003954
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Institutional Shares
Trading Symbol	TTTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[36]
AssetsNet	$ 179,992,299,214
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.53%
   7-Day Yield...
3.55%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

C000003956
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Administration Shares
Trading Symbol	BITXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$13	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[37]
AssetsNet	$ 179,992,299,214
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.43%
   7-Day Yield...
3.45%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

C000003952
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Capital Shares
Trading Symbol	BUCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[38]
AssetsNet	$ 179,992,299,214
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.48%
   7-Day Yield...
3.50%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

C000003957
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Cash Management Shares
Trading Symbol	BTCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[39]
AssetsNet	$ 179,992,299,214
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.03%
   7-Day Yield...
3.05%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

C000003953
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Cash Reserve Shares
Trading Symbol	BTFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[40]
AssetsNet	$ 179,992,299,214
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.13%
   7-Day Yield...
3.15%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

C000003955
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Dollar Shares
Trading Symbol	TTDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[41]
AssetsNet	$ 179,992,299,214
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.28%
   7-Day Yield...
3.30%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

C000060559
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Select Shares
Trading Symbol	TSLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[42]
AssetsNet	$ 179,992,299,214
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
2.70%
   7-Day Yield...
2.72%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

C000262010
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	DLT Shares
Trading Symbol	DGLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DLT Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[43]
AssetsNet	$ 179,992,299,214
Holdings Count | Holding	59
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.55%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

C000003974
Shareholder Report [Line Items]
Fund Name	MuniCash
Class Name	Institutional Shares
Trading Symbol	MCSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MuniCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[44]
AssetsNet	$ 3,953,089,896
Holdings Count | Holding	200
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,953,089,896
Number of Portfolio Holdings...
200
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.31%
   7-Day Yield...
3.31%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Variable Rate Demand Notes...
94.4%
Closed-End Investment Companies...
4.6
Other Assets Less Liabilities...
1.0

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